Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Revenue	$ 57		$ 57		$ 25,409	$ 4,962
Cost of revenue
Gross profit	57		57
Operating expenses:
Research and development expenses
Selling, general and administrative expenses	858,079	404,295	1,630,673	1,222,917	2,272,929	4,320,090
Sales and marketing expenses						673,068
Impairment expense					79,566	1,817,739
Total operating expenses	858,079	404,295	1,630,673	1,222,917	2,352,495	6,810,897
Loss from operations	(858,022)	(404,295)	(1,630,616)	(1,222,917)	(2,327,086)	(6,805,935)
Interest income		22	27	200	199	28,656
Interest expense	(11,008)		(12,834)		(1,408)	(1,977)
Change in fair value of convertible notes payable	(28,245)		(28,245)
Gain on sale of property and equipment
Loss from continuing operations, before tax	(897,275)	(404,273)	(1,671,668)	(1,222,717)	(2,328,295)	(6,779,256)
Income taxes
Net loss - non-controlling interest					(8,337)	(5,875)
Loss from continuing operations	(897,275)	(404,273)	(1,671,668)	(1,222,717)
Discontinued operations (Note 11)
Loss from operations of discontinued MOGO Pvt Ltd	(51,197)	(199,488)	(122,564)	(496,496)
Gain on classification as held for sale			12,866
Income tax benefit
Loss on discontinued operations	(51,197)	(199,488)	(109,698)	(496,496)
Net loss	(948,472)	(603,761)	(1,781,366)	(1,719,213)	(2,328,295)	(6,779,256)
Net loss on discontinued operations - non-controlling interest	(614)	(2,394)	(1,317)	(5,959)
Net loss attributable to Mobile Global Esports Inc.	$ (947,858)	$ (601,367)	$ (1,780,049)	$ (1,713,254)	$ (2,319,958)	$ (6,773,381)
Loss from continuing operations per share attributable to common stockholders, basic (in Dollars per share)	$ (0.02)	$ (0.02)	$ (0.04)	$ (0.06)
Loss from continuing operations per share attributable to common stockholders, diluted (in Dollars per share)	(0.02)	(0.02)	(0.04)	(0.06)
Loss from discontinued operations per share attributable to common stockholders, basic (in Dollars per share)	0	(0.01)	0	(0.02)
Loss from discontinued operations per share attributable to common stockholders, diluted (in Dollars per share)	0	(0.01)	0	(0.02)
Net loss per share attributable to common stockholders, basic (in Dollars per share)	(0.02)	(0.03)	(0.04)	(0.08)	$ (0.11)	$ (0.32)
Net loss per share attributable to common stockholders, diluted (in Dollars per share)	$ (0.02)	$ (0.03)	$ (0.04)	$ (0.08)	$ (0.11)	$ (0.32)
Weighted average common shares outstanding, basic (in Shares)	46,826,405	21,236,503	43,945,394	20,421,593	21,568,233	21,009,374
Weighted average common shares outstanding, diluted (in Shares)	46,826,405	21,236,503	43,945,394	20,421,593	21,568,233	21,009,374
Comprehensive loss:
Net loss	$ (948,472)	$ (603,761)	$ (1,781,366)	$ (1,719,213)	$ (2,328,295)	$ (6,779,256)
Unrealized gain (loss) on foreign currency translation	(1,796)	(2,048)	(2,237)	1,022	(3,290)	(4,431)
Total comprehensive loss	(950,268)	(605,809)	(1,783,603)	(1,718,191)	(2,331,585)	(6,783,687)
Comprehensive loss attributable to non-controlling interest	(614)	(2,394)	(1,317)	(5,959)	(8,337)	(5,875)
Comprehensive loss - Mobile Global Esports Inc.	$ (949,654)	$ (603,415)	$ (1,782,286)	$ (1,712,232)	$ (2,323,248)	$ (6,777,812)